Consolidated statements of changes in equity - USD ($) $ in Thousands		Common shares/units Issued capital	Preference shares/units Issued capital	Contributed surplus	Reserves	Treasury shares	(Accumulated deficit)/ Retained earnings	Attributable to owners of the Group	Non-controlling interests	Total
Balance at beginning of year at Dec. 31, 2017		$ 810	$ 46	$ 911,766	$ 18,347	$ (6,960)	$ (5,980)	$ 918,029	$ 845,105	$ 1,763,134
Opening adjustment at Dec. 31, 2017	[1]				(436)		190	(246)		(246)
Balance as of January 1, 2018 at Dec. 31, 2017		810	46	911,766	17,911	(6,960)	(5,790)	917,783	845,105	1,762,888
Net proceeds from GasLog Partners' public offerings (Note 4)									267,514	267,514
Equity offering costs				(395)				(395)		(395)
Dividend declared (common and preference shares) (Notes 4 and 12)				(60,795)			(29,279)	(90,074)	(87,954)	(178,028)
Share-based compensation, net of accrued dividend (Note 22)					4,434			4,434		4,434
Settlement of share-based compensation					(3,074)	3,756		682		682
Treasury shares, net or GasLog Partners' common units						(62)		(62)		(62)
(Loss)/profit for the year							47,683	47,683	78,715	126,398
Other comprehensive loss for the year					(309)			(309)		(309)
Total comprehensive income/(loss) for the year					(309)		47,683	47,374	78,715	126,089
Balance at the end of the year at Dec. 31, 2018		810	46	850,576	18,962	(3,266)	12,614	879,742	1,103,380	1,983,122
Opening adjustment at Dec. 31, 2018	[2]						215	215	128	343
Balance as of January 1, 2019 at Dec. 31, 2018		810	46	850,576	18,962	(3,266)	12,829	879,957	1,103,508	1,983,465
Equity offering costs				(595)				(595)	(22)	(617)
Dividend declared (common and preference shares) (Notes 4 and 12)				(89,310)				(89,310)	(104,126)	(193,436)
Share-based compensation, net of accrued dividend (Note 22)					4,794			4,794		4,794
Settlement of share-based compensation					(4,721)	4,859		138		138
Treasury shares, net or GasLog Partners' common units						(3,752)		(3,752)	(22,890)	(26,642)
(Loss)/profit for the year							(100,661)	(100,661)	(14,952)	(115,613)
Other comprehensive loss for the year					(2,236)			(2,236)		(2,236)
Total comprehensive income/(loss) for the year					(2,236)		(100,661)	(102,897)	(14,952)	(117,849)
Balance at the end of the year at Dec. 31, 2019		810	46	760,671	16,799	(2,159)	(87,832)	688,335	961,518	1,649,853
Proceeds from private placement, net of offering costs (Note 11)		144		34,849				34,993		34,993
Equity offering costs									(132)	(132)
Dividend declared (common and preference shares) (Notes 4 and 12)				(35,698)				(35,698)	(56,859)	(92,557)
Share-based compensation, net of accrued dividend (Note 22)					5,385			5,385		5,385
Settlement of share-based compensation					(2,824)	2,819		(5)		(5)
Treasury shares, net or GasLog Partners' common units						(2,000)		(2,000)	(996)	(2,996)
(Loss)/profit for the year							(44,948)	(44,948)	48,237	3,289
Other comprehensive loss for the year					(693)			(693)		(693)
Total comprehensive income/(loss) for the year					(693)		(44,948)	(45,641)	48,237	2,596
Balance at the end of the year at Dec. 31, 2020		$ 954	$ 46	$ 759,822	$ 18,667	$ (1,340)	$ (132,780)	$ 645,369	$ 951,768	$ 1,597,137

[1]	Adjusted so as to reflect certain amendments introduced due to the adoption of IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments, which became effective on January 1, 2018.
[2]	Restated so as to reflect an adjustment introduced due to the adoption of IFRS 16 Leases on January 1, 2019.